Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension plans and postretirement health care and life insurance benefit plans (Textual) [Abstract]
Postretirement health care and life insurance benefits expense	$ (1,000,000)	$ (3,000,000)	$ 45,000,000
Contributions matched to base salary of employee by company	6.00%
Earning of employees below and above limit	1,000,000	110,000
Contribution percentage of base salary related to earning of employees below limit	1.50%
Contribution percentage of base salary related to earning of employees above limit	0.50%
Cost to company related to contribution pension plan	$ 7,000,000	$ 10,000,000	$ 9,000,000